Share-based payments (Tables)	12 Months Ended
Mar. 29, 2020
Share-based payment arrangements [Abstract]
Schedule of Stock Option and RSU Transactions
Stock option transactions are as follows:

	March 29, 2020		March 31, 2019
	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares
Options outstanding, beginning of period	$15.75	2,037,665	$4.71	3,647,571
Granted to purchase shares	$59.19	558,489	$79.59	236,256
Exercised	$3.25	(742,134)	$1.85	(1,702,503)
Cancelled	$59.83	(59,297)	$10.99	(143,659)
Expired	$83.53	(346)	$—	—
Options outstanding, end of period	$32.97	1,794,377	$15.75	2,037,665
RSUs transactions are as follows:

	March 29, 2020	March 31, 2019
	Number	Number
RSUs outstanding, beginning of period	10,650	—
Granted	35,171	10,650
Settled	(3,550)	—
Cancelled	(2,839)	—
RSUs outstanding, end of period	39,432	10,650

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable at March 29, 2020:

	Options Outstanding		Options Exercisable
Exercise price	Number	Weighted average remaining life in years	Number	Weighted average remaining life in years
$0.02	156,247	4.1	156,247	4.1
$0.25	74,322	4.4	74,322	4.4
$1.79	213,748	4.9	124,855	4.8
$4.62	212,033	5.9	56,541	5.9
$8.94	133,332	6.8	79,992	6.8
$23.64	50,560	7.4	21,288	7.4
$30.73	180,798	7.2	87,378	7.2
$31.79	35,622	7.6	15,832	7.6
$45.34	95,911	9.2	—	—
$46.38	11,430	9.7	—	—
$51.71	7,143	9.4	—	—
$63.03	415,582	9.0	—	—
$71.73	7,075	8.9	1,768	8.9
$83.53	200,574	8.2	50,126	8.2
	1,794,377	7.0	668,349	5.7

Schedule of Assumptions Used to Measure Fair Value of Options Granted
The assumptions used to measure the fair value of options granted under the Black-Scholes option pricing model at the grant date were as follows:

	March 29, 2020	March 31, 2019
Weighted average stock price valuation	$59.19	$79.59
Weighted average exercise price	$59.19	$79.59
Risk-free interest rate	1.50%	1.82%
Expected life in years	5	5
Expected dividend yield	—%	—%
Volatility	40%	40%
Weighted average fair value of options issued	$18.11	$32.68